S-K 1602(c) Dilution	Mar. 31, 2026 USD ($) $ / shares shares
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share)	$ 10
Redemption at 50 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share)	10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	6.06
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)	(0.03)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share)	$ 3.94
Net Tangible Book Value | $	$ (145,947)
Net Tangible Book Value, Adjusted | $	$ 92,497,103
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used, Adjustment (in Shares) | shares	15,270,000
Redemption at 50 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share)	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	6.07
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)	(0.03)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share)	$ 3.93
Net Tangible Book Value | $	$ (145,947)
Net Tangible Book Value, Adjusted | $	$ 106,305,603
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used, Adjustment (in Shares) | shares	17,520,000
Redemption at 25 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share)	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	6.96
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)	(0.03)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share)	$ 3.04
Net Tangible Book Value | $	$ (145,947)
Net Tangible Book Value, Adjusted | $	$ 140,997,103
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used, Adjustment (in Shares) | shares	20,270,000
Redemption at 25 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share)	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	6.97
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)	(0.03)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share)	$ 3.03
Net Tangible Book Value | $	$ (145,947)
Net Tangible Book Value, Adjusted | $	$ 162,080,603
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used, Adjustment (in Shares) | shares	23,270,000
Redemption at 75 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share)	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	4.28
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)	(0.03)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share)	$ 5.72
Net Tangible Book Value | $	$ (145,947)
Net Tangible Book Value, Adjusted | $	$ 43,997,103
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used, Adjustment (in Shares) | shares	10,270,000
Redemption at 75 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share)	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	4.29
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)	(0.03)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share)	$ 5.71
Net Tangible Book Value | $	$ (145,947)
Net Tangible Book Value, Adjusted | $	$ 50,530,603
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used, Adjustment (in Shares) | shares	11,770,000
Redemption at 100 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share)	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	(0.85)
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)	(0.03)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share)	$ 10.85
Net Tangible Book Value | $	$ (145,947)
Net Tangible Book Value, Adjusted | $	$ (4,502,897)
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used, Adjustment (in Shares) | shares	5,270,000
Redemption at 100 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share)	$ 10
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	(0.87)
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share)	(0.03)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share)	$ 10.87
Net Tangible Book Value | $	$ (145,947)
Net Tangible Book Value, Adjusted | $	$ (5,244,397)
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	5,750,000
Number of Shares Used, Adjustment (in Shares) | shares	6,020,000
Over-allotment Option Exercised [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share)	$ 7.51
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	7.51
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	3.93
Registered Offering Price per Share (in Dollars per share)	6.07
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	6.07
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share)	3.93
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	3.03
Registered Offering Price per Share (in Dollars per share)	6.97
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	6.97
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share)	3.03
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	5.71
Registered Offering Price per Share (in Dollars per share)	4.29
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	4.29
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share)	5.71
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	10.87
Registered Offering Price per Share (in Dollars per share)	(0.87)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	(0.87)
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share)	10.87
Over-allotment Option Not Exercised [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share)	7.5
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	7.5
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	3.94
Registered Offering Price per Share (in Dollars per share)	6.06
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	6.06
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share)	3.94
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	3.04
Registered Offering Price per Share (in Dollars per share)	6.96
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	6.96
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share)	3.04
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	5.72
Registered Offering Price per Share (in Dollars per share)	4.28
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	4.28
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share)	5.72
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	10.85
Registered Offering Price per Share (in Dollars per share)	(0.85)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	(0.85)
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share)	10.85
Public Units [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	6.09
Public Units [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	6.1
Public Units [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	6.99
Public Units [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	7
Public Units [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	4.31
Public Units [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	4.32
Public Units [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	(0.82)
Public Units [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share)	$ (0.84)
Net proceeds from this offering and the sale of private placement units [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	$ 201,700,000
Net proceeds from this offering and the sale of private placement units [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	231,700,000
Net proceeds from this offering and the sale of private placement units [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	201,700,000
Net proceeds from this offering and the sale of private placement units [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	231,700,000
Net proceeds from this offering and the sale of private placement units [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	201,700,000
Net proceeds from this offering and the sale of private placement units [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	231,700,000
Net proceeds from this offering and the sale of private placement units [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	201,700,000
Net proceeds from this offering and the sale of private placement units [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	231,700,000
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	101,550
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	101,550
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	101,550
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	101,550
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	101,550
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	101,550
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	101,550
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	101,550
Less: Over-allotment liability [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(158,500)
Less: Over-allotment liability [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $
Less: Over-allotment liability [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(158,500)
Less: Over-allotment liability [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $
Less: Over-allotment liability [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(158,500)
Less: Over-allotment liability [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $
Less: Over-allotment liability [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(158,500)
Less: Over-allotment liability [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $
Less: Deferred underwriting commission [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(3,000,000)
Less: Deferred underwriting commission [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(3,450,000)
Less: Deferred underwriting commission [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(4,500,000)
Less: Deferred underwriting commission [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(5,175,000)
Less: Deferred underwriting commission [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(1,500,000)
Less: Deferred underwriting commission [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(1,725,000)
Less: Deferred underwriting commission [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $
Less: Deferred underwriting commission [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $
Less: Advisory Fee [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(6,000,000)
Less: Advisory Fee [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(6,900,000)
Less: Advisory Fee [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(6,000,000)
Less: Advisory Fee [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(6,900,000)
Less: Advisory Fee [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(6,000,000)
Less: Advisory Fee [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(6,900,000)
Less: Advisory Fee [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(6,000,000)
Less: Advisory Fee [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(6,900,000)
Less: Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(100,000,000)
Less: Redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(115,000,000)
Less: Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(50,000,000)
Less: Redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(57,500,000)
Less: Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(150,000,000)
Less: Redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(172,500,000)
Less: Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	(200,000,000)
Less: Redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted | $	$ (230,000,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(750,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(750,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(750,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(750,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares offered [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	20,000,000
Ordinary shares offered [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	23,000,000
Ordinary shares offered [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	20,000,000
Ordinary shares offered [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	23,000,000
Ordinary shares offered [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	20,000,000
Ordinary shares offered [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	23,000,000
Ordinary shares offered [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	20,000,000
Ordinary shares offered [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	23,000,000
Private placement shares [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	270,000
Private placement shares [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	270,000
Private placement shares [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	270,000
Private placement shares [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	270,000
Private placement shares [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	270,000
Private placement shares [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	270,000
Private placement shares [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	270,000
Private placement shares [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	270,000
Less: Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(10,000,000)
Less: Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(11,500,000)
Less: Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(5,000,000)
Less: Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(5,750,000)
Less: Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(15,000,000)
Less: Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(17,250,000)
Less: Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | No Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(20,000,000)
Less: Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | Full Over-allotment [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(23,000,000)